STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH INTERNATIONAL EQUITY

                  Financial Statements for the Period Ended
                               September 30, 1998


                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

November 25, 1998

Dear Standish Funds Shareholder:

Enclosed you will find the annual statement for your Standish Fund for the fiscal year ending September 30, 1998.

As of that date, Standish, Ayer & Wood, Inc., the advisor, together with its affiliate, Standish International Management Company, L.P., had approximately $45 billion of assets under management including the $6.4 billion of assets represented by the Standish Funds. Our principal clients are corporate pension trusts, governmental pension funds, insurance companies, endowments and foundations, and high net worth individuals. Standish, Ayer & Wood remains independent and is owned by investment professionals active in the business. Both assets under management and the professional staff grew considerably over the past year, while the investment team and the clientele have remained constant.

During the twelve months ending September 30, 1998, investment returns have generally been positive. For example, larger capitalization U.S. common stocks as reflected in the Standard and Poor's 500 Index provided a total return of 9.05%, while higher grade domestic taxable bonds as represented by the Lehman Aggregate returned 11.49%. However, within the twelve-month period there has been considerable volatility. The quarter ending September 30, 1998 was a particularly difficult period for U.S. equities, especially smaller capitalization U.S. stocks, emerging market bonds, and domestic bonds with perceived credit risk.

Recent dramatic events have included Russia's de facto default on its debt, extreme pressures on a very large hedge fund, trading losses by major financial institutions, and disarray in the currency and credit markets. A major change has taken place in investor perception of risk and in rapid deleveraging of the global financial system.

Clearly all financial market participants are operating in a more difficult environment. Standish, Ayer & Wood is devoted to producing superior long-term returns through very disciplined investment philosophies designed to uncover value. We remain confident we have the capability to do a superior job by adhering to our disciplines.

We appreciate the opportunity to serve you and hope you will find the following information helpful.

Sincerely yours,


/s/ Ted Ladd

Edward H. Ladd
Chairman

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

                       Management Discussion and Analysis

Your fund outperformed its benchmark and most other international equity funds by a solid margin during the last twelve months, which was a period of tumult in international equity markets. The Standish International Equity Fund's decline for this period was -2.92% versus a decline of -8.35% for the MSCI EAFE index.

The recent twelve-month period witnessed extraordinary volatility in currency markets, including collapses of currencies in much of Asia as well as Russia. Equity prices also plunged in most Asian markets as dramatic currency devaluations brought with them economic contraction, credit problems for banks and a dismal environment for corporate profits. European equity markets also went on a wild ride over the last twelve months, experiencing periods of explosive upside returns as well as periods of panic selling when Russia's problems became clear. Equity markets provided a wide range of investment returns during the last year, with the index up in dollar terms by 40.1% in Belgium, 30.0% in Finland, and 24.0% in Italy, while the Malaysian market fell 73.4% (and exited the index due to the imposition of capital controls), Singapore was off 49.2%, and Hong Kong declined 47.2%, despite massive intervention. Regionally, Europe was up in dollar terms by 8.3%, the Pacific index was off 35.5%, and North America was up 8.8%. Emerging markets were sold aggressively in this environment, falling 49.2% in dollar terms over the last twelve months.

The fund was able to minimize losses and add value relative to the index and most managers over the last year primarily due to superior security selection, a Standish hallmark. Your fund outperformed its benchmark in Japan by more than 13%, in Germany by almost 6%, by more than 8% in Switzerland, by more than 10% in Italy, and by smaller amounts in the U.K. and France. We also completely overhauled and revamped our processes for establishing country weights last November, and added value through our country weightings as well over the last twelve months.

Our international equity strategy focuses on identifying companies with positive relative business momentum selling at relatively attractive price multiples. Our team of international equity analysts is aided in their search for such companies by a series of investment models that have been systematized to rank companies on the characteristics we find attractive. The characteristics of our portfolio have consistently exhibited more positive earnings estimate activity and lower price multiples than the index of international equities. Our analysts also have succeeded in 1998 in populating your fund with securities of companies whose reported earnings have exceeded average analysts' estimates two thirds of the time while only half of all companies in our investable universe have reported such "positive surprise". This success has been vital in our strong relative performance over the last twelve months.

The fund also benefited from the overall slight tilt toward European stocks and away from Asian markets. We were especially helped by the overweight position we held in Belgium for most of the year and by our underweight position in Japan.

We thank you for your continued support and will work diligently to earn and reward that support in the coming year.

Sincerely,


/s/ Remi J. Browne

Remi J. Browne

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH INTERNATIONAL EQUITY FUND

            Comparison of Change in Value of $100,000 Investment in
             Standish International Equity Fund and the EAFE Index

  [The following table was originally a line graph in the printed materials.]

                       Standish International
                           Equity Fund                EAFE Index
                           -----------                ----------

Inception 12/8/88            100000                     100000
12/31/88                     100350                     100600
1/31/89                      101450                     102411
2/28/89                       99900                     102923
3/30/89                       99600                     100864
4/30/89                      103400                     101772
5/31/89                      100300                      96276
6/30/89                      100750                      94640
7/31/89                      110384                     106564
8/31/89                      110485                     101769
9/30/89                      112818                     106450
10/31/89                     106835                     102192
11/30/89                     110942                     107302
12/31/89                     119206                     111272
1/31/90                      118948                     107155
2/28/90                      117194                      99654
3/30/90                      119103                      89290
4/30/90                      116420                      88576
5/31/90                      123438                      98674
6/30/90                      126018                      97785
7/31/90                      132212                      99154
8/31/90                      117358                      89536
9/30/90                      102925                      77091
10/31/90                     110640                      89117
11/30/90                     109065                      83859
12/31/90                     107963                      85201
1/31/91                      110801                      87927
2/28/91                      120173                      97380
3/31/91                      115139                      91537
4/30/91                      116639                      92434
5/31/91                      118352                      93358
6/30/91                      111658                      86543
7/31/91                      116950                      90792
8/31/91                      115384                      88976
9/30/91                      119217                      93995
10/31/91                     121269                      95320
11/30/91                     115654                      90840
12/31/91                     120621                      95527
1/31/92                      120567                      93493
2/29/92                      119643                      90146
3/31/92                      114482                      84196
4/30/92                      115786                      84592
5/31/92                      120241                      90251
6/30/92                      115188                      85973
7/31/92                      112137                      83772
8/31/92                      111483                      89025
9/30/92                      109194                      87244
10/31/92                     107342                      82672
11/30/92                     107941                      83450
12/31/92                     108595                      83884
1/31/93                      108595                      83884
2/28/93                      111559                      86417
3/31/93                      116446                      93952
4/30/93                      119410                     102868
5/31/93                      120948                     105039
6/30/93                      120069                     103400
7/31/93                      123818                     107019
8/31/93                      132418                     112798
9/30/93                      130213                     110204
10/31/93                     139309                     113598
11/30/93                     135064                     103715
12/31/93                     150169                     111204
1/31/94                      159323                     120611
2/28/94                      152359                     120274
3/31/94                      141352                     115090
4/30/94                      145789                     119970
5/31/94                      146856                     119286
6/30/94                      141268                     120968
7/31/94                      146131                     122141
8/31/94                      150766                     125036
9/30/94                      145273                     121097
10/31/94                     147104                     125130
11/30/94                     142012                     119111
12/31/94                     139645                     119861
1/31/95                      132457                     115259
2/28/95                      129860                     114936
3/31/95                      132578                     122097
4/30/95                      137893                     126687
5/31/95                      138135                     125180
6/30/95                      135974                     122989
7/31/95                      142943                     130646
8/31/95                      138095                     125662
9/30/95                      139246                     128116
10/31/95                     134884                     124672
11/30/95                     138034                     128141
12/31/95                     142640                     133304
1/31/96                      145972                     133851
2/29/96                      145124                     134303
3/31/96                      146033                     137150
4/30/96                      153789                     141138
5/31/96                      152153                     138541
6/30/96                      153168                     139321
7/31/96                      147904                     135249
8/31/96                      146964                     135545
9/30/96                      151413                     139146
10/31/96                     148092                     137722
11/30/96                     155362                     143202
12/31/96                     153255                     141360
1/31/97                      149696                     136412
2/28/97                      152398                     138643
3/31/97                      150619                     139143
4/30/97                      150355                     139881
5/31/97                      160968                     148987
6/30/97                      168472                     157196
7/31/97                      170851                     159743
8/31/97                      157695                     147810
9/30/97                      164972                     156087
10/31/97                     156573                     144084
11/30/97                     151463                     142614
12/31/97                     149469                     143855
1/31/98                      158452                     150429
2/28/98                      173265                     160087
3/31/98                      181617                     165018
4/30/98                      186344                     166321
5/31/98                      188866                     165506
6/30/98                      188017                     166764
8/31/98                      165944                     147578
9/30/98                      160148                     143047

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                       Statement of Assets and Liabilities
                               September 30, 1998
--------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $37,969,368)                                        $ 35,519,822
   Cash                                                                                                    1,593,458
   Receivable for investments sold                                                                           164,513
   Receivable for Fund shares sold                                                                            30,255
   Dividends receivable                                                                                       83,249
   Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                               762
   Receivable for foreign dividend tax reclaims                                                               80,134
   Prepaid expenses                                                                                            2,325
                                                                                                        -------------
       Total assets                                                                                       37,474,518

Liabilities
   Payable for investments purchased                                                 $   552,867
   Payable for variation margin on financial futures contracts (Note 6)                   31,019
   Unrealized depreciation on forward foreign currency exchange contracts (Note 6)        13,990
   Accrued trustees' fees and expenses (Note 2)                                            1,542
   Accrued accounting, custody and transfer agent fees                                    29,080
   Accrued expenses and other liabilities                                                 30,017
                                                                                     ------------
       Total liabilities                                                                                     658,515
                                                                                                        -------------
Net Assets                                                                                              $ 36,816,003
                                                                                                        =============
Net Assets consist of:
   Paid-in capital                                                                                      $ 38,729,674
   Undistributed net investment income                                                                       192,475
   Accumulated net realized gain                                                                             477,869
   Net unrealized depreciation                                                                            (2,584,015)
                                                                                                        =============
Total Net Assets                                                                                        $ 36,816,003
                                                                                                        =============

Shares of beneficial interest outstanding                                                                  1,825,507
                                                                                                        =============

Net Asset Value, offering price and redemption price per share
   (Net Assets/Shares outstanding)                                                                      $      20.17
                                                                                                        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                             Statement of Operations
                      For the Year Ended September 30, 1998
--------------------------------------------------------------------------------

Investment Income
   Dividend income (net of foreign withholding taxes of $137,512)                                    $    913,622
   Interest income                                                                                         50,711
                                                                                                     -------------
       Total investment income                                                                            964,333

Expenses
   Investment advisory fee (Note 2)                                           $   336,046
   Accounting, custody and transfer agent fees                                    183,677
   Audit services                                                                  41,207
   Trustees' fees and expenses (Note 2)                                             7,981
   Registration fees                                                                6,300
   Insurance expense                                                                5,459
   Legal fees                                                                       1,740
   Miscellaneous                                                                   13,225
                                                                              ------------
       Total expenses                                                             595,635

Deduct --
   Waiver of investment advisory fee (Note 2)                                    (175,579)
                                                                              ------------
   Total expense deductions                                                      (175,579)
                                                                              ------------

       Net expenses                                                                                       420,056
                                                                                                     -------------

          Net investment income                                                                           544,277
                                                                                                     -------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                                           524,627
       Financial futures contracts                                                 69,439
       Foreign currency transactions and forward foreign
         currency exchange contracts                                              (28,881)
                                                                              ------------

          Net realized gain (loss)                                                                        565,185

   Change in unrealized appreciation (depreciation)
       Investment securities                                                   (2,986,967)
       Financial futures contracts                                               (129,168)
       Foreign currency and forward foreign currency exchange
       contracts                                                                    3,025
                                                                              ------------

          Net change in unrealized appreciation (depreciation)                                         (3,113,110)
                                                                                                     -------------

       Net realized and unrealized loss                                                                (2,547,925)
                                                                                                     -------------

Net Decrease in Net Assets from Operations                                                           $ (2,003,648)
                                                                                                     =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               Year Ended         Nine Months
                                                              September 30,          Ended              Year Ended
                                                                  1998         September 30, 1997    December 31, 1996
                                                            ---------------    ------------------    -----------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                      $    544,277         $   668,107         $    919,841
   Net realized gain                                               565,185           4,288,094            4,520,530
   Change in unrealized appreciation (depreciation)             (3,113,110)           (806,597)          (1,512,964)
                                                              -------------        ------------        -------------
      Net increase (decrease) in Net Assets from
      Investment Operations                                     (2,003,648)          4,149,604            3,927,407
                                                              -------------        ------------        -------------

Distributions to Shareholders
   From net investment income                                     (567,912)           (601,863)            (993,584)
   From net realized gains on investments                       (4,215,438)         (2,427,615)          (2,991,390)
                                                              -------------        ------------        -------------
      Total distributions to shareholders                       (4,783,350)         (3,029,478)          (3,984,974)
                                                              -------------        ------------        -------------

Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                              6,057,674           5,984,646            3,568,994
   Value of shares issued to shareholders in payment
      of distributions declared                                  4,381,657           2,684,361            3,425,523
   Cost of shares redeemed                                     (16,333,667)         (8,030,311)         (18,671,701)
                                                              -------------        ------------        -------------
      Net increase (decrease) in Net Assets from
      Fund share transactions                                   (5,894,336)            638,696          (11,677,184)
                                                              -------------        ------------        -------------

Total Increase (Decrease) in Net Assets                        (12,681,334)          1,758,822          (11,734,751)

Net Assets
   At beginning of year                                         49,497,337          47,738,515           59,473,266
                                                              -------------        ------------        -------------

   At end of year (including undistributed net
      investment income of $192,475, $203,249 and
      $8,961, respectively)                                   $ 36,816,003         $49,497,337         $ 47,738,515
                                                              =============        ============        =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                              Nine Months
                                                  Year Ended     Ended             Year Ended December 31,
                                                  Sept. 30,    Sept. 30,  ------------------------------------------
                                                     1998       1997       1996       1995       1994        1993
                                                   ---------   --------   --------   --------  ----------  ---------
Net Asset Value, Beginning of Year                 $  23.57    $ 23.25    $ 23.54    $ 23.12   $   26.74   $  19.78
                                                   ---------   --------   --------   --------  ----------  ---------

Investment Operations
   Net investment income*                              0.32       0.39       0.47       0.04        0.21       0.26
   Net realized and unrealized gain (loss) on
      investments                                     (1.17)      1.44       1.28       0.45       (2.08)      7.29
                                                   ---------   --------   --------   --------  ----------  ---------
Total from investment operations                      (0.85)      1.83       1.75       0.49       (1.87)      7.55
                                                   ---------   --------   --------   --------  ----------  ---------

Less distributions to shareholders
   From net investment income                         (0.31)     (0.30)     (0.51)        --       (0.12)     (0.23)
   In excess of net investment income                    --         --         --         --          --      (0.36)
   From net realized gains on investments             (2.24)     (1.21)     (1.53)     (0.07)      (1.63)        --
                                                   ---------   --------   --------   --------  ----------  ---------
Total distributions to shareholders                   (2.55)     (1.51)     (2.04)     (0.07)      (1.75)     (0.59)
                                                   ---------   --------   --------   --------  ----------  ---------
Net Asset Value, End of Year                       $  20.17    $ 23.57    $ 23.25    $ 23.54   $   23.12   $  26.74
                                                   =========   ========   ========   ========  ==========  =========

Total Return                                          (2.92)%     7.65%      7.44%      2.14%      (6.99)%    38.27%

Ratios/Supplemental Data
   Expenses (to average daily net assets)*             1.00%    0.84  %+   0.50  %      1.22%      1.23 %      1.34%

   Net investment income (to average daily
      net assets)*                                     1.30%    1.78  %+   1.80  %      1.76%       1.52%      1.09%

   Portfolio Turnover                                   206%       155%       163%       108%         51%        63%

   Net Assets, End of Year (000's omitted)         $ 36,816    $49,497    $47,739    $59,473   $ 104,435   $ 92,419

-------------------

*  For the fiscal year ended September 30, 1998, the nine months ended September
   30, 1997, and the year ended December 31, 1996, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee. In the absence of this agreement, the net investment income per share and the ratios would have been:

   Net investment income per share                 $   0.22    $  0.29    $  0.27         --          --         --
   Ratios (to average daily net assets):
   Expenses                                            1.42%      1.42%+     1.29%        --         --          --
   Net investment income                               0.88%      1.20%+     1.01%        --         --          --

+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                  Schedule of Investments - September 30, 1998
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                               Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

EQUITIES -- 96.2%

Australia -- 1.9%
Delta Gold NL                                                                           93,000         $     130,756
Futuris Corp. Ltd. Ordinary Shares                                                     152,000               127,628
National Australia Bank Ltd.                                                            16,800               203,980
National Foods Ltd. Ordinary Shares                                                     75,000               121,527
PMP Communications Ltd.                                                                 80,000               130,057
                                                                                                       --------------
                                                                                                             713,948
                                                                                                       --------------

Austria -- 2.2%
Austrian Airlines                                                                        5,600               173,987
Bank Austria AG                                                                          6,200               265,986
BBAG Oester Brau Bete AG                                                                 4,800               247,232
Radex-Heraklith Indust. AG                                                               4,300               140,562
                                                                                                       --------------
                                                                                                             827,767
                                                                                                       --------------

Denmark -- 2.0%
Nordiske Kabel Traadfabri                                                                2,200               164,567
Tele Danmark B Ordinary Shares                                                           3,300               327,921
Unidanmark A/S                                                                           3,300               239,055
                                                                                                       --------------
                                                                                                             731,543
                                                                                                       --------------

Finland -- 3.2%
Kesko Oy Osake                                                                          16,400               216,150
Merita Ltd.                                                                             51,200               261,867
Nokia AB                                                                                 2,900               233,324
UPM-Kymmeme                                                                             16,700               381,076
Valmet A                                                                                 7,500                87,784
                                                                                                       --------------
                                                                                                           1,180,201
                                                                                                       --------------

France -- 9.3%
Accor French Ord                                                                           600               125,841
Banque National De Paris                                                                 4,100               219,553
Compagnie De Saint Gobain French                                                         2,600               344,823
Esso Ste Anonyme Francaise                                                               4,300               334,648
France Telecom SA                                                                        3,500               207,102
Groupe GTM                                                                               3,150               281,135
Havas Advertising                                                                        1,750               268,640
Paribas                                                                                  2,100               113,204
Remy Cointreau*                                                                          9,000               140,085
Renault SA                                                                              12,700               507,790
Scor SA                                                                                  8,200               487,407
Suez Lyonnaise Des Eaux-Dumex                                                            2,300               391,661
                                                                                                       --------------
                                                                                                           3,421,889
                                                                                                       --------------

Germany -- 10.9%
Agiv AG                                                                                  8,500               198,420
BASF AG                                                                                  6,700               253,852

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                  Schedule of Investments - September 30, 1998
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                               Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Germany (continued)
Berliner Kraft & Licht                                                                   6,500         $     312,025
BHF Bank                                                                                 4,500               145,448
Daimler Benz                                                                             5,000               418,388
DBV Holding AG Registered Shares                                                         1,500               605,135
Escada AG                                                                                2,850               366,762
IKB Deutsche Industriebank AG                                                           11,200               227,928
Krupp Fried AG Hoesch                                                                    1,500               188,993
Lufthansa AG                                                                            14,400               284,518
Mannesmann AG Dm50                                                                       3,500               320,524
Merck Kgaa                                                                               6,000               242,413
Phoenix AG                                                                              19,000               399,174
Rheinmetall AG Preferred Stock                                                           1,800                34,800
                                                                                                       --------------
                                                                                                           3,998,380
                                                                                                       --------------

Hong Kong -- 0.0%
Regal Hotel International                                                                  800                    59
                                                                                                      ---------------

Ireland -- 2.6%
Allied Irish Banks PLC                                                                  37,400               547,030
DCC PLC                                                                                 19,500               112,049
Fyffes PLC 1                                                                            56,600                97,147
Jurys Hotel Group                                                                       15,200               121,370
Unidare PLC Units                                                                       29,100                95,550
                                                                                                       --------------
                                                                                                             973,146
                                                                                                       --------------

Italy -- 6.1%
Banca Commerciale Italiana Ordinary Shares                                              66,900               403,211
Banca Di Roma*                                                                         179,800               315,171
Burgo (Cartiere) Spaitalian Itl 5000 Ordinary Shares                                    40,100               225,612
ENI SPA                                                                                 68,500               420,278
Istit Fin Priv Itl 1000                                                                  9,300               120,905
Magneti Marelli Spa                                                                     78,700               109,028
Olivetti*                                                                              121,600               255,636
R.A.S. Spa                                                                              13,000               137,191
Telecom Italia Mobile Ordinary Shares                                                   45,100               262,946
                                                                                                       --------------
                                                                                                           2,249,978
                                                                                                       --------------

Japan -- 18.7%
Amada Co. Ltd.                                                                          55,000               253,753
Aoyama Trading                                                                           8,000               170,487
Bridgestone Corp. Ordinary Shares                                                       14,000               281,948
Chiba Bank                                                                             106,000               341,560
Chugoku Electric Power Co. Inc.                                                         21,000               336,800
Citizen Watch Co., Ltd Ordinary Shares                                                  20,000               135,482
Cosmo Oil Company Ltd                                                                  182,000               227,917
CSK Corp.                                                                                7,000               108,166
Daikin Industries Ltd.                                                                  31,000               215,899
Fuji Heavy Industries                                                                   53,000               276,353
Honda Motor Co. Ltd.                                                                     9,000               273,526

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                  Schedule of Investments - September 30, 1998
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                               Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Japan (continued)
Kandenko                                                                                18,000         $      97,942
Kawasaki Kisen                                                                         212,000               310,509
KDD                                                                                      5,000               155,621
Lion Corporation                                                                       110,000               381,838
Makino Milling                                                                          45,000               260,344
Makita Corp.                                                                            14,000               160,557
Marubeni Corp. Ordinary Shares                                                          93,000               109,652
Mitsui Chemicals Inc.                                                                  101,000               289,205
Nintendo Corp. Ltd.                                                                      3,000               282,094
Nippon Shinpan Co. Ordinary Shares                                                     125,000               164,775
Olympus Optical                                                                         42,000               461,062
Ono Pharmaceutical                                                                      14,000               336,287
Orient Corporation                                                                     216,000               404,951
Sumitomo Osaka Cement Co. Ltd.                                                         172,000               283,413
Yoshitomi Pharmaceutical Industries                                                     59,000               578,549
                                                                                                       --------------
                                                                                                           6,898,690
                                                                                                       --------------

Netherlands -- 4.8%
ABN Amro Holdings                                                                        6,300               107,335
ASR Verzekeringsgroep NV                                                                 1,900               142,694
Gamma Holding                                                                            7,200               277,055
Hollandsche Beton Groep NV                                                               8,100                99,310
ING Groep                                                                                4,700               211,788
Koninklijke Boskalis Westminster NV                                                     10,700               141,410
Koninklijke Hoogovens Staalfabrieken Aandeel                                             4,900               137,318
Telegraaf Holdingsmij-CVA                                                               12,800               294,846
Van Ommeren                                                                             11,800               361,998
                                                                                                       --------------
                                                                                                           1,773,754
                                                                                                       --------------

Norway -- 1.6%
Christiania Bk Og Kreditkass Ordinary Shares                                            75,200               235,826
Norske Skogindustrier- A                                                                 7,100               178,508
SAS Norge SA - B Shares                                                                 15,380               155,921
                                                                                                       --------------
                                                                                                             570,255
                                                                                                       --------------

Singapore -- 2.6%
Dairy Farm Intl Hlds                                                                   180,000               190,800
Sembcorp Industries*                                                                   681,553               447,912
Singapore Telecom Ltd.                                                                 186,000               310,551
                                                                                                       --------------
                                                                                                             949,263
                                                                                                       --------------

Spain -- 3.0%
Bankinter - Banco Interc Esp                                                             6,000               171,875
Repsol S.A.                                                                              7,400               312,500
Sevillana De Electricidad Esb500                                                        30,800               359,854
Telefonica Ordinary Shares                                                               7,600               277,083
                                                                                                       --------------
                                                                                                           1,121,312
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                  Schedule of Investments - September 30, 1998
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                               Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Sweden -- 1.8%
BTL AB, Class A                                                                         34,500         $     142,562
Celsius Industrier AB - Class B                                                          7,600               143,013
Skandinaviska Enskilda Bank                                                             17,700               154,158
Volvo Aktiebolag B Free                                                                  8,400               205,060
                                                                                                       --------------
                                                                                                             644,793
                                                                                                       --------------

Switzerland -- 5.7%
Banca Gottardo - Class B                                                                   440               305,865
Cie Financ Richemont-Uts "A"                                                               220               281,970
Grands Magasins Jelmoli Br                                                                 170               198,190
Nestle Registered Shares                                                                   155               309,102
Roche Holding AG - Genusschein                                                              45               485,518
Vontobel Holding AG                                                                        175               216,691
Zurich Allied AG                                                                           580               288,530
                                                                                                       --------------
                                                                                                           2,085,866
                                                                                                       --------------

United Kingdom -- 19.8%
Alliance & Leicester PLC                                                                13,700               202,737
Alliance Unichem PLC                                                                    58,700               433,831
Allied Domecq PLC Ordinary Shares                                                       35,200               254,170
Amec PLC                                                                               200,400               510,718
BG PLC                                                                                  76,400               530,896
Billiton PLC                                                                           105,000               233,251
British Energy PLC                                                                      61,000               597,478
British Steel 50P Ordinary Shares                                                       79,500               144,525
British Telecommunications PLC                                                          19,300               256,751
Courtaulds Textiles PLC                                                                 52,000               167,861
Hammerson Prop Inv & Dev Ordinary Shares                                                33,300               225,741
Hazlewood Foods PLC                                                                    118,100               367,193
Lex Service PLC                                                                         60,900               355,934
National Westminster                                                                    33,100               444,035
Royal Bank of Scotland Group PLC                                                        27,200               312,972
Sainsbury J PLC                                                                         30,000               287,216
Signet Group PLC*                                                                      638,000               281,830
Stakis PLC Ordinary Shares                                                             208,500               297,563
Unigate PLC                                                                             41,400               315,117
United Assurance Group PLC                                                              24,500               244,134
United Utilities PLC                                                                    24,000               387,780
Vodafone Group PLC                                                                      36,900               428,194
                                                                                                       --------------
                                                                                                           7,279,927
                                                                                                       --------------

TOTAL EQUITIES (COST $37,870,317)                                                                         35,420,771
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                  Schedule of Investments - September 30, 1998
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                                   Rate            Maturity         Value        (Note 1A)
---------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

U.S. Government Agency -- 0.3%
FNMA Discount Note+                                        0.000%          12/4/1998       $100,000    $      99,051
                                                                                                       --------------

Total U.S. Government Agency (Cost $99,051)                                                                   99,051
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST $99,051)                                                                   99,051
                                                                                                       --------------

TOTAL INVESTMENTS-- 96.5% (COST $37,969,368)                                                           $  35,519,822

Other Assets, Less Liabilities-- 3.5%                                                                      1,296,181
                                                                                                       ==============

NET ASSETS-- 100%                                                                                      $  36,816,003
                                                                                                       ==============

Notes to the Schedule of Investments:

CVA - Certificaten Van Aandelen
FNMA - Federal National Mortgage Association
*  Non-income producing security.
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Fund (the "Fund") is a separate, diversified investment series of the Trust.

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B. Securities transactions and income

         Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         C. Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         The Fund elected to defer to its fiscal year ending September 30, 1999 losses of $155,911 recognized during the period from November 1, 1997 to September 30, 1998.

         D.  Foreign currency transactions

         Investment security valuations, other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

         Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         E. Distributions to shareholders

         Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(2)      Investment Advisory Fee:

         The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. SIMCO voluntarily agreed to limit total Fund operating expenses to 1.00% of the Fund's average daily net assets for the fiscal year ended September 30, 1998. This agreement is voluntary and temporary and may be discontinued or revised by SIMCO at any time. For the fiscal year ended September 30, 1998, SIMCO voluntarily waived a portion of its investment advisory fee in the amount of $175,579. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from SIMCO. Certain of the trustees and officers of the Trust are directors or officers of SIMCO or its affiliates.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term investments, were as follows:

                                                            Year Ended                 Nine Months Ended
                                                        September 30, 1998             September 30, 1997
                                                   -----------------------------  -----------------------------

                                                      Purchases        Sales        Purchases         Sales
                                                   --------------  -------------  -------------  --------------

         U.S. Government
         Securities.............................   $      444,094             --  $     392,507              --
                                                   ==============  =============  =============  ==============

         Investments (non-U.S. Government
         Securities)                               $   83,013,299  $  94,513,395  $  75,499,625  $   76,910,303
                                                   ==============  =============  =============  ==============

(4)      Shares of Beneficial Interest:

         The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Year Ended         Nine Months Ended         Year Ended
                                                     September 30, 1998     September 30, 1997      December 31, 1996
                                                     --------------------  ---------------------  ---------------------
         Shares sold.............................              264,292                258,881              147,664
         Shares issued to shareholders in payment
            of distributions declared............              231,061                109,893              144,612
         Shares redeemed.........................             (770,220)              (322,069)            (764,772)
                                                     --------------------  ---------------------  ---------------------
         Net increase/(decrease).................             (274,867)                46,705             (472,496)
                                                     ====================  =====================  =====================

         At September 30, 1998, the Fund had three shareholders of record owning approximately 12%, 11% and 10% of the Fund's outstanding shares.

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 1998, as computed on a federal income tax basis, were as follows:

         Aggregate Cost........................................ $  38,003,202
                                                                ===============

         Gross unrealized appreciation......................... $   2,111,156
         Gross unrealized depreciation.........................    (4,594,536)
                                                                ===============
         Net unrealized appreciation (depreciation)............ $  (2,483,380)
                                                                ===============

(6)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

         The Fund trades the following financial instruments with off-balance sheet risk:

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Net Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
         (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. During the year ended September 30, 1998, the Fund did not write any option transactions, nor were there any open written option contracts at September 30, 1998.

         Forward currency exchange contracts

         The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

         foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

         At September 30, 1998, the Fund held the following forward foreign currency exchange contracts:

                                                                                                              U.S.$
                                                                                             U.S.$         Unrealized
                                        Local Principal       Contract        U.S. $       Aggregate      Appreciation/
           Contracts to Receive              Amount          Value Date    Market Value   Face Amount    (Depreciation)
           --------------------------------------------------------------------------------------------------------------
           Austrian Schilling                  185,210        10/02/98        $  15,722       $  15,722       $       --
           Italian Lira                    615,349,882        10/01/98          372,593         371,987              606
           Japanese Yen                     52,656,000        12/10/98          389,599         403,589          (13,990)
           --------------------------------------------------------------------------------------------------------------
                                                                               $777,914        $791,298         $(13,384)
                                                                           ==============================================

                                                                                                              U.S.$
                                                                                             U.S.$         Unrealized
                                        Local Principal       Contract        U.S. $       Aggregate      Appreciation/
           Contracts to Deliver              Amount          Value Date    Market Value   Face Amount    (Depreciation)
           --------------------------------------------------------------------------------------------------------------
           Japanese Yen                    10,791,200         12/10/98          $79,844         $80,000             $156
           --------------------------------------------------------------------------------------------------------------
                                                                                $79,844         $80,000             $156
                                                                           ==============================================

         Futures contracts

         The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At September 30, 1998, the Fund held the following open financial futures contracts:

                                                                                   Underlying
                                                                                 Face/amount at        Unrealized
                      Contract                Position        Expiration Date         value           Gain/(Loss)
           ------------------------------------------------- ------------------ ------------------ -------------------
           Eurotop 100 Futures (4 contracts)    Long             12/22/98        $    920,000      $     (99,960)
           Topix Futures (4 contracts)          Long             12/16/98             305,676            (23,612)
                                                                                                   ===================
                                                                                                   $    (123,572)
                                                                                                   ===================

                     Standish, Ayer & Wood Investment Trust
                       Standish International Equity Fund

--------------------------------------------------------------------------------

         Tax Information -- Unaudited

         Pursuant to section 852 of the Internal Revenue Code, the Fund designates $975,083 as capital gains dividends for the year ended September 30, 1998. Of this amount $516,188 represents a 20% tax rate gain distribution and $458,895 represents a 28% tax rate gain distribution.

         The Fund paid foreign taxes of $137,512 and the Fund recognized $1,051,134 of foreign source income during the year ended September 30, 1998.

                        Report of Independent Accountants

         To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish International Equity Fund:

         In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish International Equity Fund (the "Fund"), at September 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


         PricewaterhouseCoopers LLP
         Boston, Massachusetts
         November 18, 1998

                       [LOGO] STANDISH FUNDS(R)
                              One Financial Center
                              Boston, MA 02111-2662
                                 (800) 729-0066
                              www.standishfunds.com
                                                                          98-384